WARRANTS TO PURCHASE ORDINARY SHARES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 12, 2025	Mar. 13, 2025	Jan. 30, 2025	Jan. 17, 2025	Jan. 15, 2025	Jul. 31, 2025	Jan. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 29, 2025
Equity, Class of Treasury Stock [Line Items]
Number of ordinary shares issued in warrants exercised										309,868,000
Payments of stock issuance costs				$ 745						$ 0	$ 52
Payments for Repurchase of Warrants								$ 0	$ 362	740	0
Proceeds from exercise of warrants								$ 0	$ 864	2,644	$ 0
EarlyBird Capital, Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Share issued		1,852
Issuance of Preferred shares, net of issuance cost										$ 1,250
Pre Funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Pre funded warrants issued				10,386				10,386
Pre funded warrant and ordinary warrant price per share				$ 202.5
Exercise price of pre funded warrants				$ 0.015
Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share issued					14,309
Number of securities that can be called by pre funded warrants				10,386				10,386
Number of ordinary shares issued in warrants exercised				10,386	14,309			4,270
Shares issued, price per share					$ 202.5
Issuance of Preferred shares, net of issuance cost				$ 5,000
Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)				10,386	14,309			4,270
Warrants exercise price (in Dollars per share)				$ 202.5				$ 0.9
Warrants and rights outstanding, term				5 years
Placement Agent Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Shares issued, price per share			$ 202.5				$ 202.5
Warrants exercise price (in Dollars per share)			225				225
Number of securities called by placement agent warrants								1,729
Exercise price of placement agent warrants			$ 276.6				$ 276.6	$ 253.1
Placement agent warrants, term								5 years
Proceeds from exercise of warrants			$ 3,276				$ 3,276
Additional exercise price per new ordinary warrants			$ 18.75				$ 18.8
Placement agent fees and other offering expenses			$ 462				$ 462
Placement agent cash fee in percentage			8.00%				8.00%
Placement agent warrants issued as percentage of ordinary shares			7.00%				7.00%
January Offering [Member] | Pre Funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Pre funded warrants issued				10,386						10,386
Number of securities that can be called by pre funded warrants				10,386
Pre funded warrant and ordinary warrant price per share				$ 202.5
January Offering [Member] | Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share issued				14,309
Number of securities that can be called by pre funded warrants										10,386
Warrants issued (in Shares)				10,386
Number of ordinary shares issued in warrants exercised				10,386						4,270
Number of ordinary shares issued in warrants				14,309
Shares issued, price per share				$ 202.5
Issuance of Preferred shares, net of issuance cost				$ 5,000						$ 900
Payments of stock issuance costs				$ 745
Exercise price of pre funded warrants				$ 0.015
January Offering [Member] | Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)				14,309						4,270
Warrants exercise price (in Dollars per share)				$ 202.5
Warrants and rights outstanding, term				5 years
January Offering [Member] | Placement Agent Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Number of securities called by placement agent warrants				1,729
Exercise price of placement agent warrants				$ 253.1
Placement agent warrants, term				5 years
September Offering [Member] | Pre Funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Pre funded warrants issued	10,775									10,775
Pre funded warrant and ordinary warrant price per share	$ 39.999
Description of ordinary share and pre-funded warrant sold	each of which ordinary share and pre-funded warrant was sold together with two ordinary warrants— one Series A ordinary warrant and one Series B ordinary warrant, or 150,000 Series A ordinary warrants and 150,000 Series B ordinary warrants in total (collectively, the “September Ordinary Warrants”).
September Offering [Member] | Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share issued	139,225
Number of securities that can be called by pre funded warrants										10,775
Number of ordinary shares issued in warrants exercised				10,775						44,500
Pre funded warrant and ordinary warrant price per share	$ 40
Issuance of Preferred shares, net of issuance cost	$ 6,000									$ 1,780
Payments of stock issuance costs	$ 805
Exercise price of pre funded warrants				$ 0.001
September Offering [Member] | Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)										44,500
Warrants exercise price (in Dollars per share)	$ 40
September Offering [Member] | Placement Agent Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Number of securities called by placement agent warrants	10,500
Exercise price of placement agent warrants	$ 50
Placement agent warrants, term	5 years
September Offering [Member] | Series A Ordinary Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants and rights outstanding, term	5 years
September Offering [Member] | Series B Ordinary Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants and rights outstanding, term	1 year
Inducement Offer Letter Agreement [Member] | Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)												14,810
Number of ordinary shares issued in warrants exercised			14,810				14,810
Number of securities that can be called by new ordinary warrants			14,810				14,810
Number of securities that can be called by placement agent warrants			1,037				1,037
Additional Inducement Offer Letter Agreement [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants exercise price (in Dollars per share)										$ 113.2
Number of securities that can be called by new ordinary warrants										30,422
Number of issuance of ordinary shares and warrants upon warrants Inducement transaction						15,211
Number of existing ordinary warrants						2,247
New ordinary warrants						12,964
Exercised price of warrants for cash purchased										1,065
Additional exercise price per new ordinary warrants										$ 144.6
Placement agent warrants issued as percentage of ordinary shares										7.00%
Additional Inducement Offer Letter Agreement [Member] | Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Proceeds from exercise of warrants										$ 1,760
Exercised price of warrants for cash purchased										15,211
Additional exercise price per new ordinary warrants										$ 115.7
Placement agent fees and other offering expenses										$ 278